Fair Value Measurements and Financial Instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Unrealized gain (loss) related to assets and liabilities measured at fair value using unobservable inputs	$ 0	$ 0	$ 0